S000036166 [Member] Investment Objectives and Goals - ClearBridge International Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE INTERNATIONAL GROWTH FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term growth of capital.